Cover	Mar. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2025
Entity File Number	000-56268
Entity Registrant Name	WEBSTAR TECHNOLOGY GROUP, INC.
Entity Central Index Key	0001645155
Entity Tax Identification Number	37-1780261
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1100 Peachtree St. NE
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	844
Local Phone Number	601-1956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false